FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure Of Financial Income And Expenses [Abstract]
Schedule of financial income and expenses
		Group
		MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	Category	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Financial income
Bank accounts	Loans receivable and accounts receivable	53	4	726
Short-term investments	Financial assets valued at fair value	-	30	-
Other	-	48	51	60
Total financial income		101	85	786

Interest expenses
Liabilities to credit institutions	Financial liabilities valued at amortized cost	(66)	(194)	(365)
Convertible loans	Financial liabilities valued at amortized cost	(4,093)	(6,728)	(115)
Other borrowings	Financial liabilities valued at amortized cost	(8,014)	(6,549)	(7,616)
Accounts payable	Financial liabilities valued at amortized cost	(129)	(6)	(134)
Other	-	(9)	(13)	(4)
		(12,311)	(13,490)	(8,234)
Other financial expenses and exchange rate differences
Short-term investments	Financial assets valued at fair value	-	-	(49)
Bank accounts	Loans receivable and accounts receivable	(47)	(10)	(1,216)
Convertible loans	Financial liabilities valued at amortized cost	(1,923)	(6,259)	(86)
Other	-	(109)	(88)	(49)
		(2,079)	(6,357)	(1,400)
Total financial expenses		(14,390)	(19,847)	(9,634)